UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

Semi-Annual Report

June 30, 2013

•                  JNL® Strategic Income Fund LLCSM

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

June 30, 2013

JNL/PPM America Strategic Income Fund

Portfolio Composition:	Percentage of Total Investments
Financials	20.0%
Energy	17.1
Consumer Discretionary	12.5
Materials	9.7
U.S. Government Agency MBS	7.7
Non-U.S. Government Agency ABS	5.3
Telecommunication Services	5.3
Health Care	4.7
Utilities	4.1
Industrials	4.0
Consumer Staples	2.5
Investment Companies	1.0
Government Securities	0.7
Information Technology	0.3
Short Term Investments	5.1
Total Investments	100.0%

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.5%
American Tower Trust I, 3.07%, 03/15/23 (b)	$810,000	$773,287
AmeriCredit Automobile Receivables Trust
2.86%, 01/09/17	1,000,000	1,026,494
4.26%, 02/08/17	32,000	33,469
1.07%, 03/08/18	302,000	298,626
Banc of America Commercial Mortgage Trust REMIC, 5.93%, 02/10/51 (a)	450,000	507,928
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	519,000	550,530
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	509,040
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	260,000	255,450
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	214,000	200,965
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.90%, 02/12/49 (a)	450,000	504,472
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	833,000	770,058

Total Non-U.S. Government Agency Asset- Backed Securities (cost $5,617,582)		5,430,319

CORPORATE BONDS AND NOTES - 80.8%

CONSUMER DISCRETIONARY - 12.9%
AMC Networks Inc., 4.75%, 12/15/22	379,000	365,735
Barrick North America Finance LLC, 5.75%, 05/01/43 (b)	152,000	123,047
Caesars Operating Escrow LLC, 9.00%, 02/15/20 (b)	349,000	332,422
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22 (a)	202,000	194,930
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (b)	300,000	165,000
Delphi Corp.
6.13%, 05/15/21	1,000,000	1,090,000
5.00%, 02/15/23	163,000	167,483
DISH DBS Corp.
5.88%, 07/15/22	525,000	532,875
5.00%, 03/15/23	743,000	715,137
Glencore Funding LLC, 4.13%, 05/30/23 (b)	370,000	329,804
HD Supply Inc., 10.50%, 01/15/21	164,000	169,740
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	250,000	232,033
KB Home, 7.50%, 09/15/22	500,000	536,250
MDC Partners Inc., 6.75%, 04/01/20 (b)	203,000	202,492
MGM Resorts International, 6.75%, 10/01/20	1,250,000	1,293,750
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (c)	318,000	318,000
News America Inc., 6.15%, 02/15/41	140,000	155,621
PVH Corp., 4.50%, 12/15/22	900,000	864,000
Quebecor Media Inc., 5.75%, 01/15/23	500,000	487,500
Regal Entertainment Group, 5.75%, 02/01/25	108,000	102,600
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	500,000	490,000
RSI Home Products Inc., 6.88%, 03/01/18 (b)	139,000	142,128
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (b)	100,000	97,000
SES SA, 3.60%, 04/04/23 (b)	130,000	126,383
Shea Homes LP, 8.63%, 05/15/19	500,000	533,750
Starz LLC, 5.00%, 09/15/19	500,000	496,250
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (b)	270,000	290,925
Tempur-Pedic International Inc., 6.88%, 12/15/20 (b)	100,000	105,500
Tenneco Inc., 6.88%, 12/15/20	500,000	535,000
TRW Automotive Inc., 4.50%, 03/01/21 (b)	173,000	172,568
Unitymedia Hessen GmbH & Co. KG, 5.13%, 01/21/23 (b), EUR	400,000	490,511
WideOpenWest Finance LLC, 10.25%, 07/15/19	300,000	318,750
Wynn Las Vegas LLC, 7.75%, 08/15/20	550,000	610,720
		12,787,904
CONSUMER STAPLES - 2.5%
ConAgra Foods Inc., 4.65%, 01/25/43	173,000	160,431
Constellation Brands Inc., 4.25%, 05/01/23	100,000	94,375
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (b)	502,000	480,038
Reynolds Group Issuer Inc., 7.88%, 08/15/19	500,000	545,000
Rite Aid Corp., 10.25%, 10/15/19	400,000	450,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	250,000	254,284
US Foods Inc., 8.50%, 06/30/19	528,000	551,760
		2,535,888
ENERGY - 17.2%
Access Midstream Partners LP, 4.88%, 05/15/23	650,000	602,875
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	481,875
6.25%, 06/01/21	600,000	477,000
Arch Coal Inc., 9.88%, 06/15/19 (b)	500,000	475,000
Arch Coal Inc. Term Loan, 5.75%, 05/14/18 (a)	496,242	493,607
Athlon Holdings LP, 7.38%, 04/15/21 (b)	118,000	116,525
Atlas Pipeline Partners LP, 5.88%, 08/01/23 (b)	406,000	385,700
BP Capital Markets Plc, 3.25%, 05/06/22	460,000	446,161
Chesapeake Energy Corp., 5.75%, 03/15/23	143,000	144,788
Concho Resources Inc., 5.50%, 04/01/23	518,000	510,230
Continental Resources Inc., 4.50%, 04/15/23 (b)	295,000	286,887
DCP Midstream LLC, 5.85%, 05/21/43 (b)	336,000	322,560
DCP Midstream Operating LP
2.50%, 12/01/17	745,000	735,137
3.88%, 03/15/23	403,000	377,745
Denbury Resources Inc., 4.63%, 07/15/23	197,000	181,733
Ensco Plc, 4.70%, 03/15/21	340,000	360,812
Enterprise Products Operating LLC, 5.95%, 02/01/41	150,000	163,582
EP Energy LLC
6.88%, 05/01/19	700,000	749,000
9.38%, 05/01/20	450,000	508,500
EPE Holdings LLC, 8.13%, 12/15/17 (b)	236,737	241,472
Gulfmark Offshore Inc., 6.38%, 03/15/22	500,000	496,250
Halcon Resources Corp., 8.88%, 05/15/21	131,000	127,070
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (b)	404,000	374,710

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	100,000	93,657
5.00%, 08/15/42	120,000	113,325
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (d)	500,000	507,500
MarkWest Energy Partners LP
5.50%, 02/15/23	750,000	738,750
4.50%, 07/15/23	186,000	170,190
Memorial Production Partners LP, 7.63%, 05/01/21 (b)	100,000	98,500
Offshore Group Investment Ltd., 7.13%, 04/01/23 (b)	246,000	241,695
Penn Virginia Corp., 8.50%, 05/01/20 (b)	511,000	495,670
Penn Virginia Resource Partners LP
8.25%, 04/15/18	400,000	417,000
6.50%, 05/15/21 (b)	280,000	269,500
Petrobras Global Finance BV
4.38%, 05/20/23	336,000	308,047
5.63%, 05/20/43	300,000	260,632
Plains Exploration & Production Co.
6.50%, 11/15/20	500,000	529,924
6.88%, 02/15/23	1,200,000	1,283,314
Regency Energy Partners LP, 4.50%, 11/01/23 (b)	197,000	178,285
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	451,250
Seadrill Ltd., 5.63%, 09/15/17 (b)	750,000	738,750
Seven Generations Energy Ltd., 8.25%, 05/15/20 (b)	100,000	99,500
Transocean Inc., 6.38%, 12/15/21	260,000	292,087
Williams Cos. Inc., 3.70%, 01/15/23	304,000	282,276
WPX Energy Inc., 6.00%, 01/15/22	475,000	482,125
		17,111,196
FINANCIALS - 19.3%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	350,000	427,730
Allstate Corp., 4.50%, 06/15/43	272,000	268,465
American International Group Inc., 8.25%, 08/15/18	410,000	508,276
Bank of America Corp.
8.00% (callable at 100 beginning 01/30/18) (a) (c)	450,000	501,187
8.13% (callable at 100 beginning 05/15/18) (a) (c)	450,000	506,250
3.30%, 01/11/23	352,000	332,493
Bank of America NA, 6.10%, 06/15/17	510,000	568,651
Barclays Bank Plc
7.63%, 11/21/22	250,000	245,313
7.75%, 04/10/23	635,000	631,825
BBVA US Senior SAU, 4.66%, 10/09/15	500,000	514,993
BlackRock Inc., 3.38%, 06/01/22	220,000	219,816
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (a) (c)	750,000	746,325
5.90% (callable at 100 beginning 02/15/23) (a) (c)	600,000	594,000
Deutsche Bank AG, 4.30%, 05/24/28	500,000	461,400
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (c)	558,000	527,310
FMR LLC, 4.95%, 02/01/33 (b)	377,000	364,150
Ford Motor Credit Co. LLC
2.38%, 01/16/18	750,000	721,879
5.00%, 05/15/18	470,000	501,039
General Electric Capital Corp.
2.10%, 12/11/19	165,000	160,510
7.13% (callable at 100 beginning 06/15/22) (a) (c)	700,000	791,000
3.10%, 01/09/23	350,000	330,434
6.75%, 03/15/32	200,000	239,998
Goldman Sachs Group Inc., 6.75%, 10/01/37	225,000	230,679
ING US Inc., 5.65%, 05/15/53 (b)	179,000	168,260
Invesco Finance Plc, 3.13%, 11/30/22	370,000	344,934
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (a) (c)	1,075,000	1,214,750
3.25%, 09/23/22	350,000	332,097
3.20%, 01/25/23	375,000	355,775
3.38%, 05/01/23	248,000	230,787
Morgan Stanley
4.88%, 11/01/22	400,000	394,943
4.10%, 05/22/23	292,000	269,625
Murray Street Investment Trust I, 4.65%, 03/09/17 (h)	480,000	508,051
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43	813,000	790,642
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (c)	116,000	108,170
Prologis International Funding II, 4.88%, 02/15/20 (b)	440,000	425,231
Prudential Financial Inc., 5.20%, 03/15/44 (a)	217,000	205,065
Royal Bank of Scotland Group PLC, 6.10%, 06/10/23	562,000	532,888
Springleaf Finance Corp. Term Loan, 5.50%, 05/10/17 (a)	542,683	542,683
State Street Corp., 3.10%, 05/15/23	110,000	102,970
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (b)	480,000	452,593
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	329,592
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (a) (c)	1,100,000	1,243,000
3.45%, 02/13/23	298,000	284,430
		19,230,209
HEALTH CARE - 4.9%
AbbVie Inc.
2.90%, 11/06/22 (b)	151,000	141,122
4.40%, 11/06/42 (b)	255,000	237,128
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,020,000
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	403,750
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	267,830
Merck & Co. Inc., 4.15%, 05/18/43	331,000	315,721
Novartis Capital Corp., 2.40%, 09/21/22	180,000	169,053
Pfizer Inc., 4.30%, 06/15/43 (b)	1,000,000	972,052
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (b)	900,000	889,875
7.50%, 07/15/21 (b)	214,000	221,490
Zoetis Inc., 4.70%, 02/01/43 (b)	200,000	186,978
		4,824,999
INDUSTRIALS - 4.1%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (b)	700,000	668,500
Bombardier Inc., 6.13%, 01/15/23 (b)	292,000	289,810
Builders FirstSource Inc., 7.63%, 06/01/21 (b)	100,000	96,750
Dematic SA, 7.75%, 12/15/20 (b)	227,000	237,215
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43 (b)	100,000	101,727
International Lease Finance Corp.
7.13%, 09/01/18 (b)	500,000	552,500
5.88%, 04/01/19	500,000	505,000
4.63%, 04/15/21	206,000	189,520
Meritor Inc., 6.75%, 06/15/21	509,000	486,095

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (b)	500,000	517,310
Pentair Finance SA, 2.65%, 12/01/19	250,000	238,012
United Technologies Corp., 4.50%, 06/01/42	200,000	197,445
		4,079,884
INFORMATION TECHNOLOGY - 0.3%
Fidelity National Information Services Inc., 3.50%, 04/15/23	335,000	302,379
MATERIALS - 10.0%
Agrium Inc, 4.90%, 06/01/43	208,000	196,770
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (b)	225,000	239,906
Ashland Inc., 6.88%, 05/15/43 (b)	365,000	372,300
Barrick Gold Corp., 4.10%, 05/01/23 (b)	548,000	457,566
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (b)	125,000	120,000
Cemex Finance LLC, 9.38%, 10/12/22 (b)	950,000	1,035,500
Commercial Metals Co., 4.88%, 05/15/23	100,000	92,000
Crown Americas LLC, 4.50%, 01/15/23 (b)	195,000	183,788
Dow Chemical Co., 4.38%, 11/15/42	275,000	243,660
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (b)	650,000	632,125
8.25%, 11/01/19 (b)	650,000	669,500
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (a)	496,250	492,915
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	9,000	8,171
3.88%, 03/15/23 (b)	43,000	38,896
5.45%, 03/15/43 (b)	327,000	288,647
INEOS Finance Plc, 7.50%, 05/01/20 (b)	700,000	743,750
INEOS Group Holdings SA, 6.50%, 08/15/18 (b), EUR	167,000	207,927
Lafarge SA, 4.75%, 03/23/20, EUR	525,000	705,572
NewMarket Corp., 4.10%, 12/15/22	65,000	62,939
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (b)	238,000	238,000
Rock-Tenn Co., 3.50%, 03/01/20	275,000	268,976
Samarco Mineracao SA, 4.13%, 11/01/22 (b)	310,000	277,450
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	500,000	485,000
Styrolution Group GmbH, 7.63%, 05/15/16 (d), EUR	300,000	401,232
Sawgrass Merger Sub Inc., 8.75%, 12/15/20 (b)	474,000	484,665
US Coatings Acquisition Inc., 5.75%, 02/01/21 (b), EUR	100,000	130,164
Verso Paper Holdings LLC, 11.75%, 01/15/19	300,000	309,000
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (b)	492,000	446,424
5.55%, 10/25/42 (b)	125,000	104,833
		9,937,676

TELECOMMUNICATION SERVICES - 5.4%
AT&T Inc., 2.63%, 12/01/22	500,000	457,389
Frontier Communications Corp., 7.13%, 03/15/19	350,000	368,375
Hughes Satellite Systems Corp., 6.50%, 06/15/19	500,000	530,000
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (b)	500,000	485,000
Intelsat Luxembourg SA
7.75%, 06/01/21 (b)	229,000	231,290
8.13%, 06/01/23 (b)	244,000	251,930
Lynx II Corp., 6.38%, 04/15/23 (b)	273,000	275,047
MetroPCS Wireless Inc., 6.25%, 04/01/21 (b)	239,000	243,183
Qtel International Finance Ltd., 3.88%, 01/31/28 (b)	506,000	442,750
Sprint Capital Corp.
6.90%, 05/01/19	350,000	364,000
6.88%, 11/15/28	350,000	336,000
Sprint Nextel Corp., 7.00%, 03/01/20 (b)	350,000	378,000
Vodafone Group Plc, 4.38%, 02/19/43	500,000	448,398
Wind Acquisition Finance SA, 11.75%, 07/15/17 (b), EUR	200,000	270,742
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (a)	298,500	298,315
		5,380,419
UTILITIES - 4.2%
AES Corp., 7.38%, 07/01/21	600,000	658,500
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (b) (c)	832,000	795,392
Energy Future Intermediate Holding Co. LLC, 12.25%, 03/01/22 (b)	300,000	331,500
GenOn Energy Inc., 9.50%, 10/15/18	250,000	277,500
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	113,551
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22	275,000	283,580
Pacific Gas & Electric Co, 3.25%, 06/15/23	750,000	733,999
Puget Energy Inc., 6.00%, 09/01/21	610,000	655,252
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	286,130
		4,135,404
Total Corporate Bonds and Notes (cost $83,323,713)		80,325,958

GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
GOVERNMENT SECURITIES - 0.7%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	285,658
U.S. Treasury Securities - 0.4%
U.S. Treasury Note, 1.63%, 11/15/22	465,000	433,757
		719,415

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.9%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
3.00%, 08/15/28 - 07/15/43 , TBA (e)	1,684,000	1,688,396
4.00%, 11/01/40	604,543	629,004
4.50%, 07/01/41	553,203	583,960
		2,901,360
Federal National Mortgage Association - 3.9%
Federal National Mortgage Association
2.50%, 08/15/28, TBA (e)	510,000	511,195
6.00%, 09/01/37	508,731	553,294
5.00%, 01/01/38	729,300	783,715
4.00%, 02/01/41	644,826	671,874
3.00%, 07/15/43, TBA (e)	300,000	293,016
3.50%, 08/12/43, TBA (e)	633,000	640,616
4.50%, 08/12/43, TBA (e)	367,000	387,586
		3,841,296
Government National Mortgage Association - 1.1%
Government National Mortgage Association
5.00%, 09/20/41	247,740	271,045
4.00%, 01/20/43	374,362	393,582

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
3.50%, 07/15/43, TBA (e)	456,000	467,685
		1,132,312

Total Government and Agency Obligations (cost $8,783,442)		8,594,383

PREFERRED STOCKS - 1.5%
ENERGY - 0.4%
NuStar Logistics LP, 7.63%, 01/15/43	13,000	340,600
FINANCIALS - 1.1%
Allstate Corp., 5.10%, 01/15/53	8,000	204,720
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (c)	21,000	506,940
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (c)	15,000	403,350

		1,115,010

Total Preferred Stocks (cost $1,459,500)		1,455,610
INVESTMENT COMPANIES - 1.0%
SPDR Barclays High Yield Bond ETF	25,100	991,199

Total Investment Companies (cost $1,026,014)		991,199

SHORT TERM INVESTMENTS - 5.2%
Investment Company - 5.2%
JNL Money Market Fund, 0.01% (f) (g)	5,182,207	5,182,207

Total Short Term Investments (cost $5,182,207)		5,182,207

Total Investments - 102.6% (cost $105,392,458)		101,979,676
Other Assets and Liabilities, Net - (2.6%)		(2,554,063)
Total Net Assets - 100.0%		$99,425,613

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. As of June 30, 2013, the value of these securities was $25,567,787.

(c)	Perpetual security.
(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. See Restricted Securities in the Notes to the Schedules of Investments.

(e)	All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2013, the total cost of investments purchased on a delayed delivery basis was $6,677,070.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(h)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2013.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedules of Investments

June 30, 2013

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security

ETF - Exchange-Traded Fund

MBS - Mortgage-Backed Security

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, that have not been deemed liquid, held at June 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Magnum Hunter Resources Corp., 9.75%, 05/15/20	12/14/2012	$509,212	$507,500	0.5%
Styrolution Group GmbH, 7.63%, 05/15/16	12/05/2012	400,396	401,232	0.4
		$909,608	$908,732	0.9%

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation
U.S. Treasury Bond Future, 20-Year	September 2013	(16)	$65,666
U.S. Treasury Note Future, 5-Year	September 2013	(12)	18,640
U.S. Treasury Note Future, 10-Year	September 2013	(74)	204,603
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	(4)	17,760
			$306,669

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Assets and Liabilities

June 30, 2013

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value (a)	$96,797,469
Investments - affiliated, at value (b)	5,182,207
Total investments, at value (c)	101,979,676
Cash	42,084
Foreign currency (d)	86,759
Receivable for investments sold	2,949,508
Receivable for dividends and interest	1,211,409
Receivable for variation margin	5,781
Receivable for deposits with brokers	159,280
Other assets	237
Total assets	106,434,734
Liabilities
Payable for advisory fees	49,645
Payable for administrative fees	12,411
Payable for investment securities purchased	6,937,548
Payable for manager fees	407
Payable for other expenses	79
Payable for variation margin	9,031
Total liabilities	7,009,121
Net assets	$99,425,613
Net assets consist of:
Paid-in capital	$102,534,047
Net unrealized depreciation on investments and foreign currency	(3,108,434)
$99,425,613
Class A
Net assets	$99,425,613
Shares outstanding (no par value), unlimited shares authorized	10,000,000
Net asset value per share	$9.94

(a) Investments - unaffiliated, at cost	$100,210,251
(b) Investments - affiliated, at cost	5,182,207
(c) Total investments, at cost	$105,392,458
(d) Foreign currency, at cost	88,685

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Operations

For the Six Months Ended June 30, 2013

JNL/PPM America Strategic Income Fund
Investment income
Dividends (a)	$54,968
Interest	2,139,698
Total investment income	2,194,666

Expenses
Advisory fees	303,026
Administrative fees	75,756
Legal fees	214
Manager fees	825
Other expenses	975
Total expenses	380,796
Net investment income	1,813,870

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	283,140
Foreign currency related items	(5,726)
Future contracts	229,038
Net change in unrealized appreciation (depreciation) on:
Investments	(3,641,331)
Foreign currency related items	(2,964)
Futures contracts	249,807
Net realized and unrealized loss	(2,888,036)
Net decrease in net assets from operations	$(1,074,166)

(a) Income from affiliated investments	$358

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Changes in Net Assets

	JNL/PPM America Strategic Income Fund
	For the six months ended June 30, 2013	For the period ended December 31, 2013 (a)
Operations
Net investment income	$1,813,870	$182,971
Net realized gain	506,452	30,754
Net change in unrealized appreciation (depreciation)	(3,394,488)	286,054
Net increase (decrease) in net assets from operations	(1,074,166)	499,779
Share transactions(1)
Proceeds from the sale of shares
Class A	—	100,000,000
Net increase in net assets from share transactions	—	100,000,000
Net increase (decrease) net assets	(1,074,166)	100,499,779
Net assets beginning of period	100,499,779	—
Net assets end of period	$99,425,613	$100,499,779

(1) Share transactions
Shares sold
Class A	—		10,000,000
Net increase/(decrease)
Class A	—		10,000,000
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$84,860,808	(b)	$113,969,138	(c)
Proceeds from sales of securities	80,792,319	(b)	17,680,813	(c)

(a)         Commenced operations on December 3, 2012.

(b)         Amounts include $34,543,478 and $37,821,673 of purchases and sales, respectively, of U.S. Government Securities.

(c)          Amounts include $22,346,370 and $10,401,221 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Strategic Income Fund
Class A
06/30/2013	$10.05	$0.18	$(0.29)	$(0.11)	$—	$—	$9.94	(1.09)%	$99,426	54	% (d)	0.75%	3.59%
1231/2012*	10.00	0.02	0.03	0.05	—	—	10.05	0.50	100,500	7	(d)	0.76	2.38

* Commenced operations on December 3, 2012.

(a)  Calculated using the average shares method.

(b)  Annualized for periods less than one year.

(c)  Not annualized for periods less than one year.

(d)  Portfolio turnover including dollar roll transaction was 18% and 81% in 2012 and 2013, respectively.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

NOTE 1. ORGANIZATION

The JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is a limited liability company organized under the laws of Delaware by an operating agreement dated July 6, 2012. The JNL Strategic Fund is organized as a series fund structure.  JNL/PPM America Strategic Income Fund (“Fund”) is the sole series of JNL Strategic Fund.  The Fund is registered with the U.S. Securities and Exchange Commission (“SEC”) as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to the Fund.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Adviser has selected PPM America, Inc. as Sub-Adviser with responsibility for the professional investment supervision and management of the Fund. PPM America, Inc. is an affiliate of JNAM.

As of June 30, 2013, the Fund offered one class of shares, Class A, which are not currently offered to retail investors.  As of June 30, 2013, The Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 10,000,000 shares, which is 100% of the outstanding shares of beneficial interest in the Fund.  The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - No distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in-capital on a semi-annual basis.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

Security Transactions, Investment Income and Expenses - Security transactions are recorded on the trade date for financial reporting purposes.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations - The accounting records of the Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  The Fund’s maximum exposure under these arrangements is unknown.  However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Under the Company’s organizational documents, its officers and managers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, certain of the Company’s contracts with service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Organization and Offering Costs - Expenses incurred in connection with organizing and offering of the Fund were paid by JNAM.  The Fund does not have an obligation to reimburse JNAM or its affiliates for such organizational and offering expenses.

NOTE 3. FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of June 30, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Asset-Backed Securities	$—	$5,430,319	$—	$5,430,319
Corporate Bonds and Notes	—	80,325,958	—	80,325,958
Government and Agency Obligations	—	8,594,383	—	8,594,383
Preferred Stocks	1,455,610	—	—	1,455,610
Investment Companies	991,199	—	—	991,199
Short Term Investments	5,182,207	—	—	5,182,207
Fund Total	$7,629,016	$94,350,660	$—	$101,979,676

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$306,669	$—	$—	$306,669

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2013.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises - The Fund may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - The Fund may own certain investment securities, which are unregistered and thus restricted to resale.  These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund.  The Fund has no right to require registration of unregistered securities.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

Delayed-Delivery Securities - The Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - The Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ended June 30, 2013, the Fund did not transact in treasury transactions characterized as secured borrowing transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

NOTE 5. COLLATERAL

Under various agreements, certain investment transactions require collateral to be exchanged by the Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by the Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements — Customer Account Agreements and related addendums govern cleared derivative transactions such as futures contracts.  Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - The Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, the Fund entered into futures contracts to manage exposure to or hedge changes in interest rate, and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

At June 30, 2013, variation margin related to futures contracts is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  During the period ended June 30, 2013, realized gains and change in unrealized appreciation in futures contracts is reflected for such investments in the Statement of Operations.  Net exposure to the Fund for futures contracts is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts.  At June 30, 2013, the Fund had $159,280 cash pledged as collateral for futures contracts.  The futures contracts outstanding as of June 30, 2013, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the period ended June 30, 2013, the average monthly value at purchase for futures in the Fund was $203,814 long and $8,806,820 short.

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.  Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Regulatory Matters - On February 8, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its existing part 4 regulations.  Previously, investment companies and certain investment advisers to investment companies were excluded from the definition of a “commodity pool operator,” and did not have to register with the CFTC and National Futures Association (“NFA”).  Several of the CFTC rules relating to commodity pool operators, including Rule 4.5, were amended, thereby, removing the exclusion from CFTC regulation for regulated investment companies.  Effective January 1, 2013, JNAM was registered as a commodity pool operator, the Fund may be considered a “pool” for purposes of reporting to the CFTC and NFA.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The JNL Strategic Fund has an Investment Advisory Agreement and an Administration Agreement with JNAM.  Subject to the oversight of the Fund’s Board of Managers, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund.  For investment advisory services, the Fund is obligated to pay JNAM 0.60% for net assets up to $1 billion and 0.55% for net assets over $1 billion.

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.  The fee is effective upon the Fund’s commencement of operations.  In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund.  The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other extraordinary expenses.  The Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

Distribution Agreement - The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares.  Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund.  The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

Other Service Providers - JPMorgan Chase Bank, N.A. acts as custodian for the Fund.

Deferred Compensation Plan - The Fund adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Fund, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Fund and vary according to the total return of the Fund.  Liabilities related to deferred balances are included in payable for manager fees in the Statement of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statement of Operations.

Investments in Affiliates - During the period ended June 30, 2013, JNL/PPM America Strategic Income Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Strategic Income Fund’s investment in JNL Money Market Fund on December 31, 2012 and June 30, 2013 was $7,381,180 and $5,182,207, respectively.  During the period ended June 30, 2013, dividend income received from this investment was $358 and there was no realized gain or loss relating to transactions in this investment.

NOTE 9.  INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties.  Management is required to evaluate the tax positions.  Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to recognize in the financial statements.  Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

JNL Strategic Income Fund LLC (Unaudited)

Additional Disclosures

June 30, 2013

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare the Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value	Ending Account Value period	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value	Ending Account Value period	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Strategic Income Fund Class A	$1,000.00	$989.10	0.75%	$3.70	$1,000.00	$1,021,06	0.75%	$3.76

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Fund will file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for each quarter of the fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Form N-Q will be available for review and copy at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It will also be available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines.  JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2013 are available (1) by calling 1-800-392-2909; (2) by writing JNL Strategic Income Fund LLC, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606, and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2013:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL STRATEGIC INCOME FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL STRATEGIC INCOME FUND AND FUND COMPLEX
Michael Bouchard	$86	$0	$0	$95,000	(4)
William J. Crowley, Jr.	$95	$0	$0	$105,000	(5)
Dominic D’Annunzio	$88	$0	$0	$97,500	(6)
Michelle Engler (3)	$108	$0	$0	$120,000
James Henry	$88	$0	$0	$97,500	(7)
Richard McLellan	$86	$0	$0	$95,000
William R. Rybak	$92	$0	$0	$102,500
Patricia Woodworth	$86	$0	$0	$95,000	(8)
Steven J. Fredricks (2)	$238	$0	$0	$264,460

(1)              The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Series Trust and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers are $807,500.

(2)              Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3)              Ms. Engler is an ex officio (non-voting) member of the Governance Committee.  Therefore, she does not receive any compensation as a member of the Governance Committee.

(4)              Amount includes $2,375 deferred by Mr. Bouchard.

(5)              Amount includes $85,088 deferred by Mr. Crowley.

(6)              Amount includes $48,750 deferred by Mr. D’Annunzio.

(7)              Amount includes $87,750 deferred by Mr. Henry.

(8)              Amount includes $95,000 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Strategic Income Fund LLC, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606 or by visiting www.jackson.com.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)           Included as a part of the report to shareholders filed under Item 1.

b)            Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 28, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	August 28, 2013

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.